Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2015, 2014 and 2013.

	For the Year Ended			For the Year Ended			For the Year Ended
	December 31, 2015			December 31, 2014			December 31, 2013
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$3,730	$(3,777)	$(47)	$341	$(4,588)	$(4,247)	$5,849	$(7,496)	$(1,647)

Other comprehensive income (loss) before reclassifications	(188)	(449)	(637)	3,464	591	4,055	(5,373)	—	(5,373)

Amounts reclassified from accumulated other comprehensive loss	12	177	189	(75)	220	145	(135)	2,908	2,773

Net current-period other comprehensive income (loss)	(176)	(272)	(448)	3,389	811	4,200	(5,508)	2,908	(2,600)

Ending balance	$3,554	$(4,049)	$(495)	$3,730	$(3,777)	$(47)	$341	$(4,588)	$(4,247)

Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2015, 2014 and 2013.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Loss Components	2015		2014		2013		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities	$(18)		$113		$204		Net gain (loss) on sale of securities
Tax effect	6		(38)		(69)		Income taxes

	(12)		75		135

Amortization of defined benefit pension items
Actuarial losses	(270	)(b)	(334	)(b)	(4,406	)(b)	Salaries, wages and benefits
Tax effect	93		114		1,498		Income taxes

	(177)		(220)		(2,908)
Total reclassifications for the period	$(189)		$(145)		$(2,773)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.